Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129672
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	Investor Class
Trading Symbol	TRHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Investor Class	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,410	10,445	10,375
2016	10,366	10,693	10,393
2017	11,026	11,520	11,040
2017	11,545	11,769	11,427
2017	11,925	12,123	11,741
2017	12,463	13,074	12,450
2018	12,653	13,389	12,622
2018	12,633	13,542	12,704
2018	12,941	14,577	13,148
2018	12,355	13,797	12,464
2019	12,809	14,065	12,795
2019	12,788	13,880	12,634
2019	13,397	14,768	13,171
2019	13,986	15,934	13,996
2020	13,580	15,036	13,269
2020	13,558	15,471	13,239
2020	15,149	17,935	14,769
2020	16,081	18,966	15,664
2021	17,155	20,347	16,681
2021	18,269	22,264	17,966
2021	18,946	23,861	18,596
2021	18,575	23,961	18,312
2022	17,747	22,849	17,802
2022	16,582	21,444	16,876
2022	15,801	20,692	16,060
2022	16,242	21,373	16,566
2023	16,188	21,004	16,674
2023	16,536	21,880	16,980
2023	17,401	23,745	17,895
2023	17,546	24,067	18,061
2024	19,024	27,012	19,575
2024	19,642	27,916	20,185
2024	20,643	29,953	21,373
2024	21,236	32,367	21,946
2025	21,151	31,748	21,929
2025	21,368	31,578	22,379
2025	22,670	34,698	23,983
2025	23,640	36,765	25,096
2026	24,972	37,150	26,470
2026	25,812	40,876	27,843

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (Investor Class)	20.80%	7.16%	9.95%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 448,394,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,049,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$448,394 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129673
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	Advisor Class
Trading Symbol	PAHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Advisor Class	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,403	10,445	10,375
2016	10,349	10,693	10,393
2017	10,992	11,520	11,040
2017	11,511	11,769	11,427
2017	11,881	12,123	11,741
2017	12,401	13,074	12,450
2018	12,581	13,389	12,622
2018	12,562	13,542	12,704
2018	12,859	14,577	13,148
2018	12,274	13,797	12,464
2019	12,704	14,065	12,795
2019	12,674	13,880	12,634
2019	13,270	14,768	13,171
2019	13,857	15,934	13,996
2020	13,443	15,036	13,269
2020	13,412	15,471	13,239
2020	14,982	17,935	14,769
2020	15,888	18,966	15,664
2021	16,944	20,347	16,681
2021	18,028	22,264	17,966
2021	18,678	23,861	18,596
2021	18,310	23,961	18,312
2022	17,474	22,849	17,802
2022	16,319	21,444	16,876
2022	15,535	20,692	16,060
2022	15,972	21,373	16,566
2023	15,911	21,004	16,674
2023	16,243	21,880	16,980
2023	17,074	23,745	17,895
2023	17,204	24,067	18,061
2024	18,639	27,012	19,575
2024	19,248	27,916	20,185
2024	20,210	29,953	21,373
2024	20,771	32,367	21,946
2025	20,682	31,748	21,929
2025	20,870	31,578	22,379
2025	22,138	34,698	23,983
2025	23,067	36,765	25,096
2026	24,355	37,150	26,470
2026	25,153	40,876	27,843

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (Advisor Class)	20.52%	6.89%	9.66%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 448,394,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,049,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$448,394 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169047
Shareholder Report [Line Items]
Fund Name	Target 2040 Fund
Class Name	I Class
Trading Symbol	TRXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - I Class	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,499	522,241	518,762
2016	518,271	534,647	519,658
2017	550,828	575,993	552,000
2017	577,698	588,456	571,345
2017	596,692	606,127	587,038
2017	623,561	653,724	622,487
2018	633,066	669,441	631,117
2018	632,585	677,086	635,212
2018	648,436	728,858	657,378
2018	619,136	689,853	623,177
2019	641,933	703,243	639,764
2019	640,916	693,987	631,688
2019	671,945	738,405	658,553
2019	701,956	796,715	699,792
2020	681,545	751,784	663,466
2020	681,013	773,543	661,969
2020	761,352	896,730	738,469
2020	808,171	948,279	783,222
2021	862,640	1,017,369	834,045
2021	919,125	1,113,218	898,304
2021	953,675	1,193,037	929,791
2021	935,577	1,198,049	915,587
2022	894,050	1,142,441	890,084
2022	835,396	1,072,208	843,808
2022	796,673	1,034,579	802,978
2022	819,451	1,068,629	828,301
2023	817,218	1,050,213	833,722
2023	834,812	1,094,023	849,009
2023	878,494	1,187,255	894,755
2023	886,988	1,203,368	903,064
2024	961,418	1,350,596	978,772
2024	993,945	1,395,788	1,009,263
2024	1,044,612	1,497,655	1,068,666
2024	1,074,636	1,618,354	1,097,295
2025	1,071,241	1,587,401	1,096,468
2025	1,082,245	1,578,892	1,118,964
2025	1,148,914	1,734,883	1,199,145
2025	1,198,754	1,838,256	1,254,784
2026	1,266,891	1,857,519	1,323,496
2026	1,310,221	2,043,802	1,392,152

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (I Class)	21.07%	7.35%	10.11%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 448,394,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,049,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$448,394 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless